Cash and cash equivalents and time deposit (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank

Cash on hand and cash held at bank balance as of December 31, 2016 and 2017 primarily consist of the following currencies:

	As of December 31,
	2016		2017
	Amount	equivalent	Amount	equivalent
RMB	67,697	9,771	50,600	7,694
HK$	15,666	2,019	18,099	2,332
US$	15,064	15,064	33,639	33,639
SGD	235	165	432	323
TWD	2,855	88	7,014	235
Euro (“EUR”)	125	133	106	126
Others	292	40	67	52

		27,280		44,401